UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07324
                                                     ---------


                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


   116 South Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
   --------------------------------------------------------------------------
               (Address of principal executive offices)            (Zip code)


                               C. Frank Watson III
   116 South Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
   --------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                    Date of fiscal year end: October 31, 2003
                                             ----------------


                    Date of reporting period: April 30, 2003
                                              --------------

ITEM 1. Reports to Stockholders.


________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust





                               Semi-Annual Report
                                   (Unaudited)


                       FOR THE PERIOD ENDED APRIL 30, 2003



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-430-3863

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.22%

      Aerospace & Defense - 1.61%
        (a)ManTech International Corporation .......................................                  35,100            $   547,560
        (a)The Titan Corporation ...................................................                  44,900                360,547
                                                                                                                        -----------
                                                                                                                            908,107
                                                                                                                        -----------
      Apparel Manufacturing - 5.33%
        (a)Jones Apparel Group, Inc. ...............................................                 105,300              3,003,156
                                                                                                                        -----------

      Broadcast - Cable - 1.85%
        (a)Mediacom Communications Corporation .....................................                 104,400              1,042,956
                                                                                                                        -----------

      Chemicals - 1.63%
           Cabot Corporation .......................................................                  32,900                916,923
                                                                                                                        -----------

      Commercial Services - 1.78%
        (a)CDI Corporation .........................................................                  25,500                712,215
        (a)Overture Services, Inc. .................................................                  27,100                289,970
                                                                                                                        -----------
                                                                                                                          1,002,185
                                                                                                                        -----------
      Communication Services - 1.02%
           Harris Corporation ......................................................                  20,200                576,912
                                                                                                                        -----------

      Computer Software & Services - 9.92%
        (a)CheckFree Corp. .........................................................                  31,200                860,184
        (a)Cognizant Technology Solutions Corporation ..............................                  48,900                878,244
        (a)Cognos, Inc. ............................................................                  26,000                705,640
        (a)Exult Inc. ..............................................................                 110,200                792,338
        (a)Foundry Networks, Inc. ..................................................                  53,200                578,816
        (a)MICROS Systems, Inc. ....................................................                  22,300                558,169
        (a)Network Associates, Inc. ................................................                  46,000                525,780
        (a)Quest Software, Inc. ....................................................                  64,900                694,430
                                                                                                                        -----------
                                                                                                                          5,593,601
                                                                                                                        -----------
      Computers - 2.96%
        (a)Intergraph Corporation ..................................................                  81,800              1,668,720
                                                                                                                        -----------

      Construction - 1.44%
        (a)EMCOR Group, Inc. .......................................................                  15,900                812,013
                                                                                                                        -----------

      Diversified Operations - 0.36%
        (a)Aura Systems, Inc. ......................................................               2,927,336                204,914
                                                                                                                        -----------

      Educational Services - 0.07%
        (a)Edison Schools Inc. .....................................................                  37,100                 39,697
                                                                                                                        -----------



                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Electronics - 3.80%
           Harman International Industries, Inc. .................................                     8,500            $   566,015
        (a)Kopin Corporation .....................................................                   153,300                737,373
        (a)Power-One, Inc. .......................................................                   143,100                837,135
                                                                                                                        -----------
                                                                                                                          2,140,523
                                                                                                                        -----------
      Electronics - Semiconductor - 6.93%
        (a)ATI Technologies Inc. .................................................                    33,000                207,900
        (a)DSP Group, Inc. .......................................................                    48,200              1,007,380
        (a)LTX Corporation .......................................................                   151,000              1,019,250
        (a)O2Micro International Limited .........................................                    27,900                326,151
        (a)OmniVision Technologies, Inc. .........................................                    21,100                512,308
        (a)Rudolph Technologies Inc. .............................................                    55,400                837,094
                                                                                                                        -----------
                                                                                                                          3,910,083
                                                                                                                        -----------
      Energy - 1.53%
           Dynegy Inc. ...........................................................                   196,600                865,040
                                                                                                                        -----------

      Entertainment - 3.55%
        (a)GameStop Corporation ..................................................                    66,100                789,895
        (a)Take-Two Interactive Software, Inc. ...................................                    53,800              1,210,500
                                                                                                                        -----------
                                                                                                                          2,000,395
                                                                                                                        -----------
      Financial - Consumer Credit - 0.91%
        (a)AmeriCredit Corporation ...............................................                    75,900                515,361
                                                                                                                        -----------

      Financial - Non-Banks - 1.95%
           American Capital Strategies, Ltd. .....................................                    45,300              1,098,978
                                                                                                                        -----------

      Food Processing - 1.40%
        (a)Dean Foods Company ....................................................                    18,200                792,246
                                                                                                                        -----------

      Foreign - 1.71%
        (a)ASM International N.V. - ADR ..........................................                    70,900                966,367
                                                                                                                        -----------

      Homebuilders - 2.55%
        (a)Beazer Homes USA, Inc. ................................................                     9,400                660,350
           Walter Industries, Inc. ...............................................                    76,700                778,505
                                                                                                                        -----------
                                                                                                                          1,438,855
                                                                                                                        -----------
      Insurance - Brokerage - 3.42%
           Brown & Brown .........................................................                    29,600              1,058,792
           Hilb, Rogal and Hamilton Company ......................................                    24,400                867,420
                                                                                                                        -----------
                                                                                                                          1,926,212
                                                                                                                        -----------




                                                                                                                       (Continued)


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Insurance - Life & Health - 4.48%
        (a)First Health Group Corp. ..................................................                78,200            $ 1,958,910
           Scottish Annuity & Life Holdings, Ltd. ....................................                31,900                565,587
                                                                                                                        -----------
                                                                                                                          2,524,497
                                                                                                                        -----------
      Machine - Diversified - 1.51%
        (a)AGCO Corporation ..........................................................                46,700                850,407
                                                                                                                        -----------

      Medical - Biotechnology - 3.68%
        (a)Genzyme Corporation - Genzyme Biosurgery Division .........................               135,071                266,090
        (a)ILEX Oncology, Inc. .......................................................                35,300                472,667
        (a)Immunomedics, Inc. ........................................................                34,800                136,764
        (a)Regeneration Technologies, Inc. ...........................................               120,400              1,197,980
                                                                                                                        -----------
                                                                                                                          2,073,501
                                                                                                                        -----------
      Medical - Hospital Management & Services - 3.65%
        (a)LifePoint Hospitals, Inc. .................................................                36,900                720,288
        (a)Medical Resources, Inc. ...................................................                 4,885                      2
        (a)Triad Hospitals, Inc. .....................................................                30,200                664,702
        (a)Universal Health Services, Inc. ...........................................                17,460                675,178
                                                                                                                        -----------
                                                                                                                          2,060,170
                                                                                                                        -----------
      Medical Supplies - 3.04%
        (a)INAMED Corporation ........................................................                46,000              1,715,340
                                                                                                                        -----------

      Miscellaneous - Manufacturing - 1.21%
        (a)Identix Incorporated ......................................................               138,800                680,120
                                                                                                                        -----------

      Oil & Gas - Equipment & Services - 4.28%
           ENSCO International Incorporated ..........................................                32,200                817,880
        (a)Grant Prideco, Inc. .......................................................                68,700                783,867
        (a)Patterson-UTI Energy, Inc. ................................................                24,600                814,014
                                                                                                                        -----------
                                                                                                                          2,415,761
                                                                                                                        -----------
      Oil & Gas - Exploration - 0.92%
        (a)Quicksilver Resource Inc. .................................................                22,500                520,200
                                                                                                                        -----------

      Packaging & Containers - 1.41%
        (a)Crown Holdings, Inc. ......................................................               150,500                797,650
                                                                                                                        -----------

      Pharmaceuticals - 2.94%
        (a)aaiPharma Inc. ............................................................                35,200                397,760
        (a)Bradley Pharmaceuticals, Inc. .............................................                28,000                403,480
        (a)Taro Pharmaceutical Industries Ltd. .......................................                18,700                855,712
                                                                                                                        -----------
                                                                                                                          1,656,952
                                                                                                                        -----------



                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Pharmaceutical Services - 2.49%
        (a)Caremark Rx, Inc. .......................................................                  70,600            $ 1,405,646
                                                                                                                        -----------

      Retail - Apparel - 3.43%
        (a)AnnTaylor Stores Corporation ............................................                  46,400              1,097,824
        (a)Casual Male Retail Group, Inc. ..........................................                 189,000                837,270
                                                                                                                        -----------
                                                                                                                          1,935,094
                                                                                                                        -----------
      Retail - Automotive Parts - 1.05%
        (a)Sonic Automotive, Inc. ..................................................                  34,300                591,675
                                                                                                                        -----------

      Retail - General - 0.99%
        (a)Blue Rhino Corporation ..................................................                  41,000                556,370
                                                                                                                        -----------

      Retail - Specialty Line - 3.76%
        (a)Hollywood Entertainment Corporation .....................................                  41,400                734,850
        (a)PETCO Animal Supplies, Inc. .............................................                  22,700                479,651
           Pier 1 Imports, Inc. ....................................................                  48,700                903,872
                                                                                                                        -----------
                                                                                                                          2,118,373
                                                                                                                        -----------
      Telecommunications Equipment - 2.43%
        (a)Arris Group Inc. ........................................................                  50,400                196,560
        (a)Centillium Communications, Inc. .........................................                  86,500                500,835
        (a)Sonus Networks, Inc. ....................................................                 211,100                675,520
                                                                                                                        -----------
                                                                                                                          1,372,915
                                                                                                                        -----------
      Transportation - Miscellaneous - 0.45%
        (a)Swift Transportation Co., Inc. ..........................................                  14,000                253,680
                                                                                                                        -----------

      Trucking & Leasing - 1.78%
        (a)J.B. Hunt Transport Services, Inc. ......................................                  29,100              1,005,405
                                                                                                                        -----------


           Total Common Stocks (Cost $52,300,481) ..................................                                     55,957,000
                                                                                                                        -----------

INVESTMENT COMPANY - 0.28%

      AIM Liquid Assets Portfolio - Institutional Class ............................                 158,359                158,359
           (Cost $158,359)                                                                                              -----------


Total Value of Investments (Cost $52,458,840 (b)) ..................................                   99.50 %          $56,115,359
Other Assets Less Liabilities ......................................................                    0.50 %              281,577
                                                                                                 -----------            -----------
      Net Assets ...................................................................                  100.00 %          $56,396,936
                                                                                                 ===========            ===========





                                                                                                                       (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)



(a)  Non-income producing investment

(b)  Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


     Unrealized appreciation .............................................................................              $10,777,495
     Unrealized depreciation .............................................................................               (7,120,976)
                                                                                                                        -----------

                 Net unrealized appreciation .............................................................              $ 3,656,519
                                                                                                                        ===========




      The following acronym is used in this portfolio:

           ADR - American Depository Receipt





























See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           April 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $52,458,840) ........................................................                 $56,115,359
      Income receivable ...............................................................................                         410
      Receivable for investments sold .................................................................                     579,227
      Receivable for fund shares sold .................................................................                       1,233
      Other assets ....................................................................................                       2,070
                                                                                                                        -----------

           Total assets ...............................................................................                  56,698,299
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      41,477
      Payable for investment purchases ................................................................                     237,668
      Payable for fund shares redeemed ................................................................                      22,218
                                                                                                                        -----------

           Total liabilities ..........................................................................                     301,363
                                                                                                                        -----------

NET ASSETS
      (applicable to 6,482,350 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $56,396,936
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION PRICE PER SHARE
      ($56,396,936 / 6,482,350 shares) ................................................................                 $      8.70
                                                                                                                        ===========

OFFERING PRICE PER SHARE
      (100 / 97 of $8.70) .............................................................................                 $      8.97
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $66,130,970
      Accumulated net investment loss .................................................................                    (402,552)
      Accumulated net realized loss on investments ....................................................                 (12,988,001)
      Net unrealized appreciation on investments ......................................................                   3,656,519
                                                                                                                        -----------
                                                                                                                        $56,396,936
                                                                                                                        ===========
















See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended April 30, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   108,592
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   362,972
           Fund administration fees (note 2) ............................................................                    46,573
           Custody fees .................................................................................                    13,083
           Registration and filing administration fees (note 2) .........................................                     2,951
           Fund accounting fees (note 2) ................................................................                    16,404
           Audit fees ...................................................................................                    10,778
           Legal fees ...................................................................................                     3,490
           Securities pricing fees ......................................................................                     3,318
           Shareholder administration fees (note 2) .....................................................                    25,000
           Shareholder recordkeeping fees ...............................................................                     9,000
           Shareholder servicing expenses ...............................................................                     3,799
           Registration and filing expenses .............................................................                     8,902
           Printing expenses ............................................................................                       749
           Trustee fees and meeting expenses ............................................................                     3,897
           Other operating expenses .....................................................................                     4,031
                                                                                                                        -----------

               Total expenses ...........................................................................                   514,947
                                                                                                                        -----------

                    Less expense reimbursements (note 4) ................................................                    (3,803)
                                                                                                                        -----------

               Net expenses .............................................................................                   511,144
                                                                                                                        -----------

                    Net investment loss .................................................................                  (402,552)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                (6,274,897)
      Decrease in unrealized depreciation on investments ................................................                 8,407,855
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 2,132,958
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,730,406
                                                                                                                        ===========










See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended             Year ended
                                                                                                 April 30,              October 31,
                                                                                                 2003 (a)                  2002
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ...................................................              $   (402,552)            $ (1,363,206)
         Net realized loss from investment transactions ........................                (6,274,897)              (3,905,341)
         Decrease (increase) in unrealized depreciation on investments .........                 8,407,855              (12,240,288)
                                                                                              ------------             ------------

              Net increase (decrease) in net assets resulting from operations ..                 1,730,406              (17,508,835)
                                                                                              ------------             ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ........................                         0               (7,653,543)
                                                                                              ------------             ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (b) ..               (13,093,040)             (42,236,954)
                                                                                              ------------              ------------

                     Total decrease in net assets ..............................               (11,362,634)             (67,399,332)

NET ASSETS

     Beginning of period .......................................................                67,759,570              135,158,902
                                                                                              ------------             ------------

     End of period .............................................................              $ 56,396,936             $ 67,759,570
                                                                                              ============             ============

(a) Unaudited.

(b) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                  Period ended                                Year ended
                                                                April 30, 2003 (a)                         October 31, 2002
                                                            Shares               Value                Shares               Value
                                                       -----------------------------------------------------------------------------

Shares sold ...........................................      344,728         $  2,920,907            1,339,818         $ 15,283,173

Shares issued for reinvestment of distributions .......            0                    0              691,503            7,495,889
                                                        ------------         ------------         ------------         ------------

                                                             344,728            2,920,907            2,031,321           22,779,062

Shares redeemed .......................................   (1,944,267)         (16,013,947)          (6,295,750)         (65,016,016)
                                                        ------------         ------------         ------------         ------------

     Net decrease .....................................   (1,599,539)        $(13,093,040)          (4,264,429)        $(42,236,954)
                                                        ============         ============         ============         ============





See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended Period ended  Year ended   Year ended   Year ended   Year ended
                                                         April 30,   October 31,  October 31,   August 31,   August 31,   August 31,
                                                          2003 (a)      2002       2001 (b)        2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   8.38     $  10.95     $  12.55     $  26.52     $  16.81     $  13.30

      Income (loss) from investment operations
           Net investment loss .......................      (0.06)       (0.17)       (0.02)       (0.17)       (0.34)       (0.24)
           Net realized and unrealized gain (loss)
             on investments...........................       0.38        (1.78)       (1.58)       (9.05)       10.72         4.89
                                                         --------     --------     ---------    --------     --------     --------
               Total from investment operations ......       0.32        (1.95)       (1.60)       (9.22)       10.38         4.65
                                                         --------     --------     ---------    --------     --------     --------

      Distributions to shareholders from
           Net realized gain from investment transactions    0.00        (0.62)         0.00       (4.75)       (0.67)       (1.14)
                                                         --------     --------     ---------    --------     --------     --------

Net asset value, end of period .......................   $   8.70     $   8.38     $   10.95    $  12.55     $  26.52     $  16.81
                                                         ========     ========     =========    ========     ========     ========

Total return (d) .....................................       3.82 %     (19.07)%      (12.75)%    (38.06)%      63.18 %      36.16 %
                                                         ========     ========     =========    ========     ========     ========

Ratios/supplemental data
      Net assets, end of period ......................   $ 56,397     $ 67,760     $ 135,159    $162,311     $318,368     $286,081
                                                         ========     ========     =========    ========     ========     ========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees        1.77 %(c)     1.59 %        1.67 %(c)   1.48 %       1.42 %       1.42 %
       After expense reimbursements and waived fees         1.76 %(c)     1.56 %        1.65 %(c)   1.47 %       1.40 %       1.39 %
  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees       (1.39)%(c)    (1.28)%       (1.22)%(c)  (1.11)%      (1.24)%      (1.15)%
       After expense reimbursements and waived fees        (1.39)%(c)    (1.25)%       (1.20)%(c)  (1.10)%      (1.23)%      (1.12)%

  Portfolio turnover rate ........................         31.68 %       70.10 %       14.66 %     84.73 %      82.00 %     110.27 %

(a) Unaudited.
(b) For the period from September 1, 2001 to October 31, 2001 (note 1).
(c) Annualized.
(d) Total return does not reflect payment of a sales charge.

See accompanying notes to financial statements

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 4, 1993. The Fund changed its fiscal year-end from August 31 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include a period from September 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Investment companies are valued at net asset value. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund  has  capital  loss  carryforwards  for  federal  income  tax purposes of $1,744,079 of which expires in the year 2009 and $3,967,425 of which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.



                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2003
                                   (Unaudited)


     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $2,250 per month for accounting and recordkeeping services, plus 0.01% of the annual net assets. In addition, the Administrator receives a fee of $50,000 per year for shareholder administration costs. The Administrator also receives fees to procure and pay the custodian for the Fund and charges for certain expenses involved with the daily valuation of portfolio securities.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended April 30, 2003, the Distributor retained sales charges in the amount of $15.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $18,539,961 and $31,980,208, respectively, for the period ended April 30, 2003.


NOTE 4 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended April 30, 2003, the Fund's expenses were reduced by $3,803 under these agreements.

                    (This page was intentionally left blank.)

                    (This page was intentionally left blank.)

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                               Semi-Annual Report
                                   (Unaudited)

                       FOR THE PERIOD ENDED APRIL 30, 2003




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-430-3863

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.19%

      Apparel Manufacturing - 4.76%
        (a)Jones Apparel Group, Inc. ...............................................                 194,900           $  5,558,548
                                                                                                                       ------------

      Broadcast - Cable - 6.44%
        (a)Clear Channel Communications, Inc. ......................................                 136,600              5,342,426
        (a)Grupo Televisa S.A. - ADR ...............................................                  71,800              2,178,412
                                                                                                                       ------------
                                                                                                                          7,520,838
                                                                                                                       ------------
      Chemicals - 1.97%
           Cabot Corporation .......................................................                  82,600              2,302,062
                                                                                                                       ------------

      Commercial Services - 4.06%
        (a)Cendant Corporation .....................................................                 160,400              2,290,512
           Equifax Inc. ............................................................                  71,800              1,665,042
        (a)Overture Services, Inc. .................................................                  72,600                776,820
                                                                                                                       ------------
                                                                                                                          4,732,374
                                                                                                                       ------------
      Computer Software & Services - 3.96%
        (a)CheckFree Corp. .........................................................                 116,700              3,217,419
        (a)Network Associates, Inc. ................................................                 123,300              1,409,319
                                                                                                                       ------------
                                                                                                                          4,626,738
                                                                                                                       ------------
      Computers - 2.82%
        (a)EMC Corporation .........................................................                 175,700              1,597,113
        (a)Seagate Technology Holdings .............................................                 140,100              1,693,809
                                                                                                                       ------------
                                                                                                                          3,290,922
                                                                                                                       ------------
      Electronics - 1.02%
           Harman International Industries, Incorporated ...........................                  17,800              1,185,302
                                                                                                                       ------------

      Electronics - Semiconductor - 10.06%
        (a)Applied Materials, Inc. .................................................                  91,600              1,337,360
        (a)Fairchild Semiconductor Corporation .....................................                 144,800              1,718,776
        (a)International Rectifier Corporation .....................................                  51,800              1,171,716
        (a)LSI Logic Corporation ...................................................                 135,800                727,888
        (a)Marvell Technology Group, LTD ...........................................                  63,300              1,460,331
        (a)Micron Technology, Inc. .................................................                 161,100              1,369,350
        (a)Novellus Systems, Inc. ..................................................                  50,400              1,413,216
           Texas Instruments, Inc. .................................................                 137,700              2,546,073
                                                                                                                       ------------
                                                                                                                         11,744,710
                                                                                                                       ------------
      Entertainment - 2.82%
        (a)Gemstar-TV Guide International, Inc. ....................................                 136,500                547,365
        (a)USA Interactive .........................................................                  91,800              2,749,410
                                                                                                                       ------------
                                                                                                                          3,296,775
                                                                                                                       ------------
      Financial - Consumer Credit - 1.65%
        (a)AmeriCredit Corporation .................................................                 283,200              1,922,928
                                                                                                                       ------------


                                                                                                                        (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Financial Services - Commercial - 1.77%
           Capital One Financial Corporation .......................................                  49,300           $  2,064,191
                                                                                                                       ------------

      Holding Companies - Diversified - 1.62%
           ITT Industries, Inc. ....................................................                  32,500              1,894,750
                                                                                                                       ------------

      Homebuilders - 4.14%
           D.R. Horton, Inc. .......................................................                 104,150              2,468,355
           Lennar Corporation Class A ..............................................                  39,700              2,153,328
           Lennar Corporation Class B ..............................................                   3,970                212,594
                                                                                                                       ------------
                                                                                                                          4,834,277
                                                                                                                       ------------
      Insurance - Brokerage - 2.84%
           Hilb, Rogal & Hamilton Co. ..............................................                  93,200              3,313,260
                                                                                                                       ------------

      Investment Analysis - 3.91%
           Federated Investors, Inc. ...............................................                  88,200              2,406,978
           Moody's Corporation .....................................................                  44,800              2,163,392
                                                                                                                       ------------
                                                                                                                          4,570,370
                                                                                                                       ------------
      Manufacturing - Miscellaneous - 1.70%
           W.W. Grainger, Inc. .....................................................                  43,100              1,989,065
                                                                                                                       ------------

      Medical - Hospital Management & Services - 4.79%
           HCA Inc. ................................................................                  64,800              2,080,080
        (a)Tenet Healthcare Corporation ............................................                 124,300              1,844,612
        (a)Triad Hospitals, Inc. ...................................................                  75,600              1,663,956
                                                                                                                       ------------
                                                                                                                          5,588,648
                                                                                                                       ------------
      Medical - Pharmaceutical Services - 1.44%
        (a)Covance, Inc. ...........................................................                  94,700              1,679,031
                                                                                                                       ------------

      Medical Supplies - 10.34%
           Biomet, Inc. ............................................................                  41,275              1,257,236
        (a)Boston Scientific Corporation ...........................................                  83,700              3,603,285
        (a)St. Jude Medical, Inc. ..................................................                  71,900              3,771,874
        (a)Zimmer Holdings, Inc. ...................................................                  73,400              3,442,460
                                                                                                                       ------------
                                                                                                                         12,074,855
                                                                                                                       ------------
      Oil & Gas - Domestic - 1.72%
           Valero Energy ...........................................................                  54,600              2,006,550
                                                                                                                       ------------

      Oil & Gas - Equipment & Services - 4.14%
        (a)BJ Services Company .....................................................                  54,500              1,989,795
        (a)Cooper Cameron Corporation ..............................................                  39,700              1,900,042
           GlobalSantaFe Corporation ...............................................                  44,800                947,968
                                                                                                                       ------------
                                                                                                                          4,837,805
                                                                                                                       ------------


                                                                                                                        (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Packaging & Containers - 2.10%
        (a)Crown Holdings Inc. .....................................................                 463,200           $  2,454,960
                                                                                                                       ------------

      Pharmaceuticals - 4.25%
           Teva Pharmaceuticals Industries Ltd. - ADR ..............................                 106,300              4,964,210
                                                                                                                       ------------

      Retail - Department - 2.66%
           Sears, Roebuck and Company ..............................................                 109,400              3,100,396
                                                                                                                       ------------

      Retail - Specialty Line - 4.72%
        (a)Amazon.com, Inc. ........................................................                 192,100              5,507,507
                                                                                                                       ------------

      Telecommunications - Equipment - 2.52%
        (a)Advanced Fibre Communications, Inc. .....................................                  44,400                679,320
           QUALCOMM Inc. ...........................................................                  70,800              2,257,812
                                                                                                                       ------------
                                                                                                                          2,937,132
                                                                                                                       ------------
      Toys - 1.98%
           Mattel, Inc. ............................................................                 106,400              2,313,136
                                                                                                                       ------------

      Utilities - Electric & Gas - 0.99%
           Dynegy, Inc. ............................................................                 261,800              1,151,920
                                                                                                                       ------------

           Total Common Stocks (Cost $107,973,780) .........................................................            113,463,260
                                                                                                                       ------------

INVESTMENT COMPANY - 2.25%

           AIM Liquid Assets Portfolio - Institutional Class .......................               2,634,059              2,634,059
           (Cost $2,634,059)                                                                                           ------------


Total Value of Investments (Cost $110,607,839 (b)) .................................                   99.44 %         $116,097,319
Other Assets Less Liabilities ......................................................                    0.56 %              649,670
                                                                                                 -----------           ------------
      Net Assets ...................................................................                  100.00 %         $116,746,989
                                                                                                 ===========           ============

      (a)  Non-income producing investment.
      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Unrealized appreciation ....................................................................................           $ 19,192,406
Unrealized depreciation ....................................................................................            (13,702,926)
                                                                                                                       ------------
           Net unrealized appreciation .....................................................................           $  5,489,480
                                                                                                                       ============


      The following acronym is used in this portfolio:
           ADR - American Depository Receipt

See accompanying notes to financial statements

                                                   THE CHESAPEAKE GROWTH FUND

                                               STATEMENT OF ASSETS AND LIABILITIES

                                                           April 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $110,607,839) ......................................................                 $116,097,319
      Income receivable ..............................................................................                        6,435
      Receivable for investments sold ................................................................                      733,163
      Receivable for fund shares sold ................................................................                        3,849
                                                                                                                       ------------

           Total assets ..............................................................................                  116,840,766
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       33,534
      Payable for investment purchases ...............................................................                       44,294
      Payable for fund shares redeemed ...............................................................                        3,003
      Other liabilities ..............................................................................                       12,946
                                                                                                                       ------------

           Total liabilities .........................................................................                       93,777
                                                                                                                       ------------

NET ASSETS ...........................................................................................                 $116,746,989
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $217,173,217
      Accumulated net investment loss ................................................................                     (532,769)
      Accumulated net realized loss on investments ...................................................                 (105,382,939)
      Net unrealized appreciation on investments .....................................................                    5,489,480
                                                                                                                       ------------
                                                                                                                       $116,746,989
                                                                                                                       ============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($30,662,808 / 4,091,574 shares) ..........................................................                 $       7.49
                                                                                                                       ============


CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($7,855,487 / 1,103,735 shares) ...........................................................                 $       7.12
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $7.12) ...........................................                 $       7.34
                                                                                                                       ============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($78,228,694 / 10,270,512 shares) .........................................................                 $       7.62
                                                                                                                       ============












See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended April 30, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $    204,903
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  591,997
           Fund administration fees (note 2) .............................................................                   21,794
           Distribution and service fees - Class A Investor Shares (note 3) ..............................                    9,709
           Custody fees ..................................................................................                   16,201
           Registration and filing administration fees (note 2) ..........................................                    5,307
           Fund accounting fees (note 2) .................................................................                   29,152
           Audit fees ....................................................................................                   12,416
           Legal fees ....................................................................................                    7,333
           Securities pricing fees .......................................................................                    2,291
           Shareholder administration fees (note 2) ......................................................                   12,500
           Shareholder recordkeeping fees ................................................................                   13,500
           Shareholder servicing expenses ................................................................                    2,429
           Registration and filing expenses ..............................................................                   12,181
           Printing expenses .............................................................................                    8,713
           Trustee fees and meeting expenses .............................................................                    3,359
           Other operating expenses ......................................................................                    9,383
                                                                                                                       ------------

               Total expenses ............................................................................                  758,265
                                                                                                                       ------------

                    Less expense reimbursements (note 5) .................................................                  (20,593)
                                                                                                                       ------------

               Net expenses ..............................................................................                  737,672
                                                                                                                       ------------

                    Net investment loss ..................................................................                 (532,769)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................              (15,606,911)
      Decrease in unrealized depreciation on investments .................................................               17,671,361
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                2,064,450
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $  1,531,681
                                                                                                                       ============









See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended             Year ended
                                                                                                 April 30,              October 31,
                                                                                                 2003 (a)                  2002
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
     Operations
         Net investment loss ....................................................              $    (532,769)         $  (1,535,457)
         Net realized loss from investment transactions .........................                (15,606,911)           (23,978,701)
         Decrease (increase) in unrealized depreciation on investments ..........                 17,671,361            (14,400,162)
                                                                                               -------------          -------------
              Net increase (decrease) in net assets resulting from operations ...                  1,531,681            (39,914,320)
                                                                                               -------------          -------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................                          0               (203,700)
                                                                                               -------------          -------------
     Capital share transactions
         Decrease in net assets resulting from capital share transactions (b) ...                (13,831,320)            (5,115,093)
                                                                                               -------------          -------------

                     Total decrease in net assets ...............................                (12,299,639)           (45,233,113)

NET ASSETS
     Beginning of period ........................................................                129,046,628            174,279,741
                                                                                               -------------          -------------
     End of period ..............................................................              $ 116,746,989          $ 129,046,628
                                                                                               =============          =============

(a) Unaudited.
(b) A summary of capital share activity:
                                                     -------------------------------------------------------------------------------
                                                                  Period ended                              Year ended
                                                               April 30, 2003 (a)                         October 31, 2002
                                                           Shares                Value               Shares                Value
                                                     -------------------------------------------------------------------------------
___________________________________________________

                 INSTITUTIONAL SHARES
___________________________________________________
Shares sold .........................................       688,895          $  4,966,192           2,097,199          $ 21,075,780
Shares issued for reinvestment of distributions .....             0                     0               6,363                66,297
Shares redeemed .....................................    (2,494,543)          (18,131,024)         (2,283,514)          (22,415,202)
                                                       ------------          ------------        ------------          ------------
     Net decrease ...................................    (1,805,648)         $(13,164,832)           (179,952)         $ (1,273,125)
                                                       ============          ============        ============          ============
___________________________________________________

               CLASS A INVESTOR SHARES
___________________________________________________
Shares sold .........................................        63,300          $    438,489           1,208,191          $ 11,994,029
Shares issued for reinvestment of distributions .....             0                     0               1,832                18,341
Shares redeemed .....................................      (158,686)           (1,104,977)         (1,652,088)          (15,969,348)
                                                       ------------          ------------        ------------          ------------
     Net decrease ...................................       (95,386)         $   (666,488)           (442,065)         $ (3,956,978)
                                                       ============          ============        ============          ============
___________________________________________________

             SUPER-INSTITUTIONAL SHARES
___________________________________________________
Shares sold .........................................             0          $          0                   0          $          0
Shares issued for reinvestment of distributions .....             0                     0              10,891               115,010
Shares redeemed .....................................             0                     0                   0                     0
                                                       ------------          ------------        ------------          ------------
     Net increase ...................................             0          $          0              10,891          $    115,010
                                                       ============          ============        ============          ============
___________________________________________________

                   FUND SUMMARY
___________________________________________________
Shares sold .........................................       752,195          $  5,404,681          3,305,390           $ 33,069,809
Shares issued for reinvestment of distributions .....             0                     0             19,086                199,648
Shares redeemed .....................................    (2,653,229)          (19,236,001)        (3,935,602)           (38,384,550)
                                                       ------------          ------------       ------------           ------------
     Net decrease ...................................    (1,901,034)         $(13,831,320)          (611,126)          $ (5,115,093)
                                                       ============          ============       ============           ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                      Period ended  Year ended  Period ended  Year ended   Year ended   Year ended
                                                       April 30,    October 31,  October 31,  February 28, February 29, February 28,
                                                        2003 (a)       2002        2001 (b)      2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   7.39     $   9.65     $   13.35    $  33.08     $  16.60     $  17.86

      Income (loss) from investment operations
           Net investment loss .......................      (0.05)       (0.09)        (0.06)      (0.15)       (0.21)       (0.17)
           Net realized and unrealized gain (loss)
                on investments........................       0.15        (2.16)        (3.64)      (8.38)       17.92        (0.63)
                                                         --------     --------     ---------    --------     --------     --------
               Total from investment operations ......       0.10        (2.25)        (3.70)      (8.53)       17.71        (0.80)
                                                         --------     --------     ---------    --------     --------     --------

      Distributions to shareholders from
           Distribution in excess of net realized gains      0.00         0.00          0.00        0.00         0.00        (0.03)
           Net realized gain from investment transactions    0.00        (0.01)         0.00      (11.20)       (1.23)       (0.43)
                                                         --------     --------     ---------    --------     --------     --------
               Total distributions ...................       0.00        (0.01)         0.00      (11.20)       (1.23)       (0.46)
                                                         --------     --------     ---------    --------     --------     --------

Net asset value, end of period .......................   $   7.49     $   7.39     $    9.65    $  13.35     $  33.08     $  16.60
                                                         ========     ========     =========    ========     ========     ========

Total return .........................................       1.35 %     (23.34)%      (27.72)%    (32.25)%     110.91 %      (4.51)%
                                                         ========     ========     =========    ========     ========     ========

Ratios/supplemental data
      Net assets, end of period ......................   $ 30,663     $ 43,565     $  58,667    $ 75,221     $120,416     $ 63,426
                                                         ========     ========     =========    ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.45 %(c)    1.26 %        1.23 %(c)   1.18 %       1.21 %       1.22 %
           After expense reimbursements and waived fees      1.41 %(c)    1.20 %        1.20 %(c)   1.17 %       1.17 %       1.15 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.10)%(c)   (1.03)%       (0.78)%(c)  (0.95)%      (1.03)%      (0.87)%
           After expense reimbursements and waived fees     (1.06)%(c)   (0.97)%       (0.74)%(c)  (0.93)%      (1.00)%      (0.80)%

      Portfolio turnover rate ........................      40.44 %     104.17 %       96.61 %    124.81 %     165.92 %     121.48 %

(a)   Unaudited.
(b)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(c)   Annualized.
                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                      Period ended  Year ended  Period ended  Year ended   Year ended   Year ended
                                                       April 30,    October 31,  October 31,  February 28, February 29, February 28,
                                                        2003 (a)       2002        2001 (b)      2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   7.05     $   9.28     $   12.88    $  32.47     $  16.37     $  17.69

      Income (loss) from investment operations
           Net investment loss .......................      (0.07)       (0.17)        (0.11)      (0.22)       (0.33)       (0.24)
           Net realized and unrealized gain (loss)
               on investments.........................       0.14        (2.05)        (3.49)      (8.17)       17.66        (0.62)
                                                         --------     --------     ---------    --------     --------     --------
               Total from investment operations ......       0.07        (2.22)        (3.60)      (8.39)       17.33        (0.86)
                                                         --------     --------     ---------    --------     --------     --------

      Distributions to shareholders from
           Distribution in excess of net realized gains      0.00         0.00          0.00        0.00         0.00        (0.03)
           Net realized gain from investment transactions    0.00        (0.01)         0.00      (11.20)       (1.23)       (0.43)
                                                         --------     --------     ---------    --------     --------     --------
               Total distributions ...................       0.00        (0.01)         0.00      (11.20)       (1.23)       (0.46)
                                                         --------     --------     ---------    --------     --------     --------

Net asset value, end of period .......................   $   7.12     $   7.05     $    9.28    $  12.88     $  32.47     $  16.37
                                                         ========     ========     =========    ========     ========     ========

Total return (d) .....................................       0.99 %     (23.95)%      (27.89)%    (32.52)%     110.07 %      (4.83)%
                                                         ========     ========     =========    ========     ========     ========

Ratios/supplemental data
      Net assets, end of period ......................   $  7,855     $  8,452     $  15,225    $ 25,779     $ 33,200     $ 25,797
                                                         ========     ========     =========    ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     2.28 %(c)    1.93 %       1.72 %(c)    1.53 %       1.59 %       1.60 %
           After expense reimbursements and waived fees      2.24 %(c)    1.87 %       1.69 %(c)    1.51 %       1.56 %       1.53 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.94)%(c)   (1.69)%      (1.27)%(c)   (1.29)%      (1.41)%      (1.26)%
           After expense reimbursements and waived fees     (1.90)%(c)   (1.63)%      (1.23)%(c)   (1.28)%      (1.38)%      (1.18)%

      Portfolio turnover rate ........................      40.44 %     104.17 %      96.61 %     124.81 %     165.92 %     121.48 %


(a)   Unaudited.
(b)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(c)   Annualized.
(d)   Total return does not reflect payment of a sales charge.

                                                                                                                        (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                      Period ended  Year ended  Period ended  Year ended   Year ended   Year ended
                                                       April 30,    October 31,  October 31,  February 28, February 29, February 28,
                                                        2003 (a)       2002        2001 (b)      2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   7.50     $   9.78     $  13.52     $  33.30     $  16.68     $  17.92

      Income (loss) from investment operations
           Net investment loss .......................      (0.03)       (0.08)       (0.05)       (0.15)       (0.18)       (0.11)
           Net realized and unrealized gain (loss)
                 on investments.......................       0.15        (2.19)       (3.69)       (8.43)       18.03        (0.67)
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......       0.12        (2.27)       (3.74)       (8.58)       17.85        (0.78)
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00         0.00        (0.03)
           Net realized gain from investment transactions    0.00        (0.01)        0.00       (11.20)       (1.23)       (0.43)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................       0.00        (0.01)        0.00       (11.20)       (1.23)       (0.46)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.62     $   7.50     $   9.78     $  13.52     $  33.30     $  16.68
                                                         ========     ========     ========     ========     ========     ========

Total return .........................................       1.60 %     (23.23)%     (27.66)%     (32.17)%     111.10 %      (4.32)%
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period ......................   $ 78,229     $ 77,029     $100,388     $138,736     $238,827     $113,148
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.10 %(c)    1.10 %       1.09 %(c)    1.06 %       1.08 %       1.05 %
           After expense reimbursements and waived fees      1.06 %(c)    1.04 %       1.05 %(c)    1.05 %       1.04 %       0.99 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.76)%(c)   (0.87)%      (0.64)%(c)   (0.83)%      (0.91)%      (0.71)%
           After expense reimbursements and waived fees     (0.72)%(c)   (0.81)%      (0.60)%(c)   (0.82)%      (0.87)%      (0.64)%

      Portfolio turnover rate ........................      40.44 %     104.17 %      96.61 %     124.81 %     165.92 %     121.48 %

(a)   Unaudited.
(b)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(c)   Annualized. See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. The Institutional
     Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund  has  capital  loss  carryforwards  for  federal  income  tax purposes of $63,493,485 of which expires in the year 2009 and $25,518,104 of which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2003
                                   (Unaudited)


     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also receives fees to procure and pay the custodian for the Fund and charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the period ended April 30, 2003, the Distributor retained sales charges in the amount of $509.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2003
                                   (Unaudited)


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

     The Fund incurred $9,709 in distribution and service fees under the Plan with respect to Class A Investor Shares for the period ended April 30, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $47,376,074 and $62,769,824, respectively, for the period ended April 30, 2003.


NOTE 5 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended April 30, 2003, the Fund's expenses were reduced by $20,593 under these agreements.

                    (This page was intentionally left blank.)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                               Semi-Annual Report
                                   (Unaudited)


                       FOR THE PERIOD ENDED APRIL 30, 2003



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-430-3863

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.23%

      Aerospace & Defense - 0.95%
           The Boeing Company ......................................................                  10,800            $   294,624
                                                                                                                        -----------

      Apparel Manufacturing - 2.45%
      (a)  Jones Apparel Group, Inc. ...............................................                  26,400                752,928
                                                                                                                        -----------

      Broadcast - Cable - 4.28%
      (a)  Comcast Corporation .....................................................                  43,800              1,316,628
                                                                                                                        -----------

      Broadcast - Radio & Television - 3.47%
      (a)  Clear Channel Communications, Inc. ......................................                  27,300              1,067,703
                                                                                                                        -----------

      Chemicals - 2.14%
           E.I. du Pont de Nemours and Company .....................................                  15,500                659,215
                                                                                                                        -----------

      Commercial Services - 8.75%
      (a)  Cendant Corporation .....................................................                  50,100                715,428
      (a)  Concord EFS, Inc. .......................................................                  49,000                677,670
           Equifax Inc. ............................................................                  23,800                551,922
           Moody's Corporation .....................................................                  15,400                743,666
                                                                                                                        -----------
                                                                                                                          2,688,686
                                                                                                                        -----------
      Computers - 7.86%
      (a)  Cisco Systems, Inc. .....................................................                  55,800                839,232
      (a)  Dell Computer Corporation ...............................................                  22,200                641,802
      (a)  EMC Corporation .........................................................                  66,080                600,667
           Symantec Corporation ....................................................                   7,600                334,020
                                                                                                                        -----------
                                                                                                                          2,415,721
                                                                                                                        -----------
      Electronics - Semiconductor - 7.76%
      (a)  Applied Materials, Inc. .................................................                  47,800                697,880
      (a)  Micron Technology, Inc. .................................................                  55,100                468,350
           Texas Instruments, Inc. .................................................                  32,400                599,076
      (a)  Xilinx, Inc. ............................................................                  22,950                621,257
                                                                                                                        -----------
                                                                                                                          2,386,563
                                                                                                                        -----------
      Entertainment - 2.26%
      (a)  USA Interactive .........................................................                  23,200                694,840
                                                                                                                        -----------

      Financial - Securities Broker - 4.32%
           Lehman Brothers Holdings Inc. ...........................................                  11,300                711,561
           The Goldman Sachs Group, Inc. ...........................................                   8,100                614,790
                                                                                                                        -----------
                                                                                                                          1,326,351
                                                                                                                        -----------




                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Financial Services - 10.26%
           American Express Company ................................................                  20,100            $   760,986
           Citigroup Inc. ..........................................................                  15,200                596,600
           MBNA Corporation ........................................................                  30,200                570,780
           Principal Financial Group, Inc. .........................................                  16,900                491,790
           Prudential Financial, Inc. ..............................................                  22,900                732,113
                                                                                                                        -----------
                                                                                                                          3,152,269
                                                                                                                        -----------
      Food - Processing - 1.85%
           Hershey Foods Corporation ...............................................                   8,700                567,675
                                                                                                                        -----------

      Insurance - Managed Care Services - 2.66%
      (a)  Anthem, Inc. ............................................................                  11,900                816,816
                                                                                                                        -----------

      Insurance - Property & Casualty - 1.97%
           Travelers Property Casualty Corporation .................................                  37,300                605,379
                                                                                                                        -----------

      Manufacturing - Miscellaneous - 2.22%
           Tyco International Ltd. .................................................                  43,800                683,280
                                                                                                                        -----------

      Medical - Hospital Management & Services - 3.45%
           HCA Inc. ................................................................                  17,500                561,750
      (a)  Tenet Healthcare Corporation ............................................                  33,600                498,624
                                                                                                                        -----------
                                                                                                                          1,060,374
                                                                                                                        -----------
      Medical Supplies - 5.66%
      (a)  Boston Scientific Corporation ...........................................                  15,400                662,970
      (a)  St. Jude Medical, Inc. ..................................................                  20,500              1,075,430
                                                                                                                        -----------
                                                                                                                          1,738,400
                                                                                                                        -----------
      Oil & Gas - Equipment & Services - 6.30%
      (a)  BJ Services Company .....................................................                  16,900                617,019
           Halliburton Company .....................................................                  35,800                766,478
      (a)  Nabors Industries, Inc. .................................................                  14,100                552,720
                                                                                                                        -----------
                                                                                                                          1,936,217
                                                                                                                        -----------
      Pharmaceuticals - 5.76%
           Novartis AG - ADR .......................................................                  12,300                485,604
           Teva Pharmaceutical Industries Ltd. - ADR ...............................                  27,500              1,284,250
                                                                                                                        -----------
                                                                                                                          1,769,854
                                                                                                                        -----------
      Retail - Apparel - 1.99%
           The TJX Companies, Inc. .................................................                  31,700                610,225
                                                                                                                        -----------

      Retail - Department Stores - 2.91%
           Sears, Roebuck, and Company .............................................                  31,600                895,544
                                                                                                                        -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           April 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retail - Specialty Line - 4.09%
      (a)  Amazon.com, Inc. ........................................................                  43,900            $ 1,258,613
                                                                                                                        -----------

      Telecommunications Equipment - 1.93%
           QUALCOMM Incorporated ...................................................                  18,600                593,154
                                                                                                                        -----------

      Toys - 1.94%
           Mattel, Inc. ............................................................                  27,400                595,676
                                                                                                                        -----------


           Total Common Stocks (Cost $28,572,581) ..........................................................             29,886,735
                                                                                                                        -----------

INVESTMENT COMPANIES - 6.25%

      AIM Liquid Assets Portfolio - Institutional Class ............................               1,449,759              1,449,759
      AIM Government & Agency Portfolio - Institutional Class ......................                 472,098                472,098
                                                                                                                        -----------

           Total Investment Companies (Cost $1,921,857) ....................................................              1,921,857
                                                                                                                        -----------


Total Value of Investments (Cost $30,494,438 (b)) ..................................                 103.48 %           $31,808,592
Liabilities in Excess of Other Assets ..............................................                  (3.48)%            (1,070,604)
                                                                                                   --------             -----------
      Net Assets ...................................................................                 100.00 %           $30,737,988
                                                                                                   ========             ===========



      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Unrealized appreciation ....................................................................................            $ 2,862,890
Unrealized depreciation ....................................................................................             (1,548,736)
                                                                                                                        -----------

           Net unrealized appreciation .....................................................................            $ 1,314,154
                                                                                                                        ===========




      The following acronym is used in this portfolio:
           ADR - American Depository Receipt





See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           April 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $30,494,438) ........................................................                 $31,808,592
      Income receivable ...............................................................................                       4,485
      Receivable for fund shares sold .................................................................                     324,567
      Other assets ....................................................................................                       5,917
                                                                                                                        -----------

           Total assets ...............................................................................                  32,143,561
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      27,388
      Payable for investment purchases ................................................................                   1,378,185
                                                                                                                        -----------

           Total liabilities ..........................................................................                   1,405,573
                                                                                                                        -----------

NET ASSETS
      (applicable to 2,655,135 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $30,737,988
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($30,737,988 / 2,655,135 shares) ................................................................                 $     11.58
                                                                                                                        ===========


NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $36,865,661
      Accumulated net investment loss .................................................................                     (58,079)
      Accumulated net realized loss on investments ....................................................                  (7,383,748)
      Net unrealized appreciation on investments ......................................................                   1,314,154
                                                                                                                        -----------
                                                                                                                        $30,737,988
                                                                                                                        ===========






















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended April 30, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $    92,634
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   111,515
           Fund administration fees (note 2) ............................................................                     8,364
           Distribution and service fees (note 3) .......................................................                    27,879
           Custody fees .................................................................................                     4,717
           Registration and filing administration fees (note 2) .........................................                     2,220
           Fund accounting fees (note 2) ................................................................                    14,615
           Audit fees ...................................................................................                     8,756
           Legal fees ...................................................................................                     4,500
           Securities pricing fees ......................................................................                     1,683
           Shareholder administration fees (note 2) .....................................................                     6,250
           Shareholder recordkeeping fees ...............................................................                     9,000
           Registration and filing expenses .............................................................                     6,391
           Printing expenses ............................................................................                     9,874
           Trustee fees and meeting expenses ............................................................                     4,262
           Other operating expenses .....................................................................                     3,059
                                                                                                                        -----------

               Total expenses ...........................................................................                   223,085
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 5) .....................................................                    (5,356)
                    Investment advisory fees waived (note 2) ............................................                   (39,173)
                    Distribution and service fees waived (note 3) .......................................                   (27,843)
                                                                                                                        -----------

               Net expenses .............................................................................                   150,713
                                                                                                                        -----------

                    Net investment loss .................................................................                   (58,079)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                (1,552,747)
      Decrease in unrealized depreciation on investments ................................................                 3,227,303
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 1,674,556
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,616,477
                                                                                                                        ===========








See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Period ended             Year ended
                                                                                                 April 30,              October 31,
                                                                                                 2003 (a)                  2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss .......................................................           $     (58,079)         $    (160,473)
         Net realized loss from investment transactions ............................              (1,552,747)            (3,479,316)
         Decrease (increase) in unrealized depreciation on investments .............               3,227,303                (72,711)
                                                                                               -------------          -------------

              Net increase (decrease) in net assets resulting from operations ......               1,616,477             (3,712,500)
                                                                                               -------------          -------------

     Distributions to shareholders from
         Net realized gain from investment transactions ............................                       0                (19,435)
                                                                                               -------------          -------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ......               5,169,503              3,848,480
                                                                                               -------------          -------------

                     Total increase in net assets ..................................               6,785,980                116,545

NET ASSETS

     Beginning of period ...........................................................              23,952,008             23,835,463
                                                                                               -------------          -------------

     End of period .................................................................           $  30,737,988          $  23,952,008
                                                                                               =============          =============


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                     -------------------------------------------------------------------------------
                                                                  Period ended                               Year ended
                                                               April 30, 2003 (a)                         October 31, 2002
                                                          Shares                Value               Shares                Value
                                                     -------------------------------------------------------------------------------

Shares sold .......................................         773,903          $  8,664,070             622,129          $  8,162,746

Shares issued for reinvestment of distributions ...               0                     0               1,105                15,161
                                                       ------------          ------------        ------------          ------------

                                                            773,903             8,664,070             623,234             8,177,907

Shares redeemed ...................................        (319,358)           (3,494,567)           (358,696)           (4,329,427)
                                                       ------------          ------------        ------------          ------------

     Net increase .................................         454,545          $  5,169,503             264,538          $  3,848,480
                                                       ============          ============        ============          ============





See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                      Period ended  Year ended  Period ended  Year ended   Year ended   Year ended
                                                       April 30,    October 31,  October 31,  February 28, February 29, February 28,
                                                        2003 (a)       2002        2001 (b)      2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $  10.88     $  12.31     $  15.13     $  19.42     $  12.68     $  10.72

      Income (loss) from investment operations
           Net investment loss .......................      (0.02)       (0.07)       (0.02)       (0.08)       (0.07)       (0.07)
           Net realized and unrealized gain (loss)
                  on investments......................       0.72        (1.35)       (2.80)       (2.10)        8.18         2.03
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......       0.70        (1.42)       (2.82)       (2.18)        8.11         1.96
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Net realized gain from investment transactions    0.00        (0.01)        0.00        (2.11)       (1.37)        0.00
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $  11.58     $  10.88     $  12.31     $  15.13     $  19.42     $  12.68
                                                         ========     ========     ========     ========     ========     ========

Total return .........................................       6.34 %     (11.47)%     (18.69)%     (12.37)%      66.64 %      18.27 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period ......................   $ 30,738     $ 23,952     $ 23,835     $ 15,716     $ 11,542     $  6,050
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     2.00 %(c)    1.73 %       1.72 %(c)    1.80 %       2.25 %       2.73 %
           After expense reimbursements and waived fees      1.35 %(c)    1.23 %       1.17 %(c)    1.25 %       1.15 %       1.39 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.17)%(c)   (1.09)%      (0.86)%(c)   (1.06)%      (1.59)%      (1.89)%
           After expense reimbursements and waived fees     (0.52)%(c)   (0.59)%      (0.31)%(c)   (0.50)%      (0.49)%      (0.55)%

      Portfolio turnover rate.........................      35.54 %     110.65 %     105.88 %     136.22 %     130.44 %     174.44 %

(a)   Unaudited.
(b)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(c)   Annualized.


See accompanying notes to financial statements

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 29, 1997. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include a period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund  has  capital  loss  carryforwards  for  federal  income  tax purposes of $2,203,805 of which expires in the year 2009 and $3,561,633 of which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.




                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2003
                                   (Unaudited)


     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee to limit total annual fund operating expenses to no more than 1.40% of the Fund's average daily net assets. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived a portion of its fee amounting to $39,173 ($0.02 per share) for the period ended April 30, 2003.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services, plus 0.01% of the annual net assets. In addition, the
     Administrator receives a fee of $12,500 per year for shareholder administration costs. The Administrator also receives fees to procure and pay the custodian for the Fund and charges for certain expenses involved with the daily valuation of portfolio securities.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan") effective June 3, 2002. The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived $27,843 of these fees for the period ended April 30, 2003.


                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 April 30, 2003
                                   (Unaudited)


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $14,217,697 and $8,136,767, respectively, for the period ended April 30, 2003.


NOTE 5 - EXPENSE REDUCTION

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended April 30, 2003, the Fund's expenses were reduced by $5,356 under these agreements.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

ITEM 2. Code of Ethics.


     Not applicable.



ITEM 3. Audit Committee Financial Expert.


     Not applicable.



ITEM 4. Principal Accountant Fees and Services.


     Not applicable.



ITEMS 5-6. [Reserved]



ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.


     Not applicable.



ITEM 8. [Reserved]



ITEM 9. Controls and Procedures.


     (a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 10. Exhibits.


     (a)(1)  Not applicable.


     (a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith as Exhibit (a)(2) attached as Exhibit 99.CERT.

     (b) Certifications required by Item 10(b) of Form N-CSR are filed herewith as Exhibit (b) attached as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)   /s/ C. Frank Watson III
                            ________________________________
                            C. Frank Watson III
                            Secretary, Treasurer and Principal Financial Officer

Date: June 25, 2003







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)   /s/ W. Whitfield Gardner
                            ________________________________
                            W. Whitfield Gardner
                            Trustee, Chairman and Principal Executive Officer
                            Gardner Lewis Investment Trust

Date: June 25, 2003





By:  (Signature and Title)  /s/ C. Frank Watson III
                            ________________________________
                            C. Frank Watson III
                            Secretary, Treasurer and Principal Financial Officer Gardner Lewis Investment Trust

Date: June 25, 2003